Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Initial Public Offer [Abstract]
Initial Public Offering
NOTE
3-INITIAL
PUBLIC OFFERING
The Company consummated the Initial Public Offering of 75,000,000 units at $10.00 per unit. Each unit consisted of one Class A Ordinary Share and one-third

of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitled the holder to purchase one Class A Ordinary Share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).

Note
3-Initial
Public Offering
The Company consummated the initial public offering of 75,000,000 units at $10.00 per unit. Each unit consisted of one Class A ordinary share and one-third
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitled the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).